Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Significant Accounting Policies Text Block [Abstract]
Short term bank deposits period	1 year
Contribution amount	$ 87	$ 92	$ 69